The assets of the discontinued operations classified as held for sale are as follows: (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 35,284,786	$ 12,789,975
Trade accounts receivable	2,119,022	4,402,023
Inventories	121,098	136,264
Other current assets	1,068,799	556,953
TOTAL CURRENT ASSETS	41,471,009	35,758,253	$ 49,401,810
Property, plant, and equipment	5,800,827	6,087,975
Right of use asset	191,134	284,251	367,909
TOTAL OTHER ASSETS	9,690,287	13,710,097
Accounts payable	1,716,451	709,283
Accrued compensation and benefits	1,247,228	1,531,595
Operating lease liability	132,690	127,243
Other accrued liabilities	203,203	318,650
TOTAL CURRENT LIABILITIES	37,930,479	7,437,651	11,350,044
Operating lease liability	69,613	167,697
TOTAL LONG-TERM LIABILITIES	466,689	623,947	$ 408,386
Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		303,000
Trade accounts receivable		5,775,000
Inventories		8,561,000
Other current assets		439,000
TOTAL CURRENT ASSETS		15,078,000
Property, plant, and equipment	846,000	1,154,000
Right of use asset		129,000
TOTAL OTHER ASSETS	846,000	1,283,000
Total assets held for sale	846,000	16,361,000
Accounts payable		1,669,000
Accrued compensation and benefits		767,000
Operating lease liability		86,000
Other accrued liabilities		1,206,000
TOTAL CURRENT LIABILITIES		3,728,000
Operating lease liability		30,000
TOTAL LONG-TERM LIABILITIES		30,000
Total liabilities held for sale		$ 3,758,000